SHARE BASED COMPENSATION - Stock Option Plans - (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) Y
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Active Stock Option Plan
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 1.68	$ 1.44
Risk-free interest rate	1.78%	2.03%
Expected life	5	5
Expected volatility	26.00%	24.00%
Weighted average fair value per option (dollars)	$ 6.61	$ 6.73
Executive and Key Contributor Stock Options
SHARE BASED COMPENSATION
Vesting period	3 years
Minimum | Executive and Key Contributor Stock Options
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Maximum | Executive and Key Contributor Stock Options
SHARE BASED COMPENSATION
Option term (expiration period)	10 years